Schedule of Investments

January 31, 2024 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)

U.S. Common Stock (59.2%)

Communication Services (4.6%)
AT&T	39,300	$695
Comcast, Cl A	20,100	935
Fox	8,200	265
Meta Platforms, Cl A*	1,700	663
Nexstar Media Group, Cl A	1,300	231
Playtika Holding*	19,700	142
Verizon Communications	10,900	462

		3,393

Consumer Discretionary (7.7%)
AutoNation*	2,200	307
Best Buy	2,900	210
Brunswick	3,200	258
Capri Holdings*	3,200	156
Carter’s	3,200	242
Dick’s Sporting Goods	1,400	209
eBay	3,300	136
Foot Locker	4,800	135
Ford Motor	30,800	361
General Motors	12,200	473
Goodyear Tire & Rubber*	22,700	316
Group 1 Automotive	1,200	312
H&R Block	6,800	319
Harley-Davidson	5,900	191
Kohl’s	6,600	170
Lear	1,900	253
Lowe’s	800	170
Macy’s	10,500	192
Polaris	2,100	189
Thor Industries	1,700	192
Tri Pointe Homes*	11,100	383
Whirlpool	2,500	274
Winnebago Industries	3,800	250

		5,698

Consumer Staples (2.8%)
Altria Group	7,000	281
Archer-Daniels-Midland	4,600	256
Bunge Global	2,600	229
Conagra Brands	7,500	219
Ingredion	2,800	301
Kroger	7,300	337
Molson Coors Beverage, Cl B	6,600	408
Walgreens Boots Alliance	6,800	153

		2,184

Energy (2.1%)
California Resources	5,900	281
Chesapeake Energy	2,800	216
Marathon Petroleum	3,400	563
Phillips 66	1,890	273
Valero Energy	1,500	208

LSV Global Value Fund
	Shares	Value (000)

Energy (continued)
Vitesse Energy	788	$17

		1,558

Financials (10.8%)
Aflac	2,500	211
Ally Financial	9,600	352
American International Group	8,200	569
Ameriprise Financial	1,100	426
Bank of New York Mellon	7,500	416
BankUnited	7,300	206
Capital One Financial	2,300	311
Carlyle Secured Lending	17,200	264
Citigroup	7,200	404
Citizens Financial Group	5,400	177
Discover Financial Services	1,600	169
Everest Group	500	192
First American Financial	1,220	74
First Horizon	17,210	245
Hartford Financial Services Group	3,900	339
Jefferies Financial Group	5,500	225
Lincoln National	4,000	110
M&T Bank	2,000	276
MetLife	3,600	250
MGIC Investment	19,600	389
Morgan Stanley	2,000	174
NCR Atleos*	5,800	130
PayPal Holdings*	4,100	252
Prudential Financial	1,400	147
Radian Group	11,500	333
Regions Financial	10,600	198
Rithm Capital‡	29,200	312
State Street	3,200	236
Wells Fargo	8,100	406
Zions Bancorp	4,000	168

		7,961

Health Care (8.3%)
AbbVie	1,300	214
Amgen	1,600	503
Bristol-Myers Squibb	7,600	371
Cardinal Health	3,800	415
Centene*	4,700	354
CVS Health	5,600	417
DaVita*	2,100	227
Gilead Sciences	8,000	626
Incyte*	4,000	235
Ironwood Pharmaceuticals, Cl A*	24,800	352
Jazz Pharmaceuticals*	1,700	209
Johnson & Johnson	1,500	238
McKesson	800	400
Merck	6,300	762
Organon	8,500	142

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Health Care (continued)
Pfizer	16,400	$444
Viatris, Cl W	20,500	241

		6,150

Industrials (8.4%)
AGCO	2,800	343
Alaska Air Group*	5,500	197
Allison Transmission Holdings	6,500	393
Builders FirstSource*	3,900	678
CSG Systems International	4,200	211
Cummins	1,400	335
Delta Air Lines	5,600	219
Encore Wire	1,800	406
FedEx	1,800	434
Lockheed Martin	790	339
Mueller Industries	6,600	317
NEXTracker, Cl A*	3,030	137
Oshkosh	2,600	286
Owens Corning	4,400	667
Ryder System	3,000	341
Textron	5,170	438
United Airlines Holdings*	4,200	174
Wabash National	10,500	266

		6,181

Information Technology (11.7%)
Amdocs	3,100	284
Amkor Technology	13,200	418
Applied Materials	2,000	329
Arrow Electronics*	2,700	300
Avnet	5,800	263
Cirrus Logic*	2,800	216
Cisco Systems	14,300	717
Cognizant Technology Solutions, Cl A	3,400	262
Dell Technologies, Cl C	11,900	986
Diodes*	477	32
DXC Technology*	8,800	192
Flex*	17,400	413
Hewlett Packard Enterprise	28,700	438
HP	13,100	376
Intel	10,800	465
International Business Machines	2,700	496
Jabil	3,800	476
NCR Voyix*	11,600	171
NetApp	1,700	148
Oracle	3,300	369
QUALCOMM	4,800	714
Skyworks Solutions	2,300	240
Xerox Holdings	13,100	242

		8,547

LSV Global Value Fund
	Shares	Value (000)
Materials (1.6%)
Berry Global Group	4,000	$262
Eastman Chemical	2,800	234
LyondellBasell Industries, Cl A	2,000	188
Mosaic	7,600	233
Sylvamo	5,100	237

		1,154

Real Estate (0.8%)
Apple Hospitality‡	10,800	173
Host Hotels & Resorts‡	14,000	270
Simon Property Group‡	1,300	180

		623

Utilities (0.4%)
NRG Energy	6,000	318

TOTAL U.S. COMMON STOCK (Cost $39,995)		43,767

Foreign Common Stock (39.7%)
Australia (1.0%)
BlueScope Steel	20,700	316
New Hope	60,300	211
Rio Tinto	2,700	232

		759

Austria (0.7%)
BAWAG Group	4,700	242
OMV	6,000	267

		509

Belgium (0.3%)
Solvay	2,200	60
Syensqo*	2,200	196

		256

Brazil (0.6%)
JBS SA	58,900	279
Vibra Energia	31,000	149

		428

Canada (2.0%)
ARC Resources	20,500	318
B2Gold	44,400	124
iA Financial	3,100	211
Magna International	4,100	233

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Canada (continued)
Suncor Energy	18,500	$613

		1,499

China (3.9%)
Alibaba Group Holding	51,200	459
China CITIC Bank, Cl H	542,000	269
China Petroleum & Chemical, Cl H	352,000	183
China Water Affairs Group	140,000	72
Dongfeng Motor Group, Cl H	308,000	119
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	194
NetDragon Websoft Holdings	103,000	141
PetroChina, Cl H	994,000	720
Shanghai Pharmaceuticals Holding, Cl H	79,400	112
Sinopharm Group, Cl H	70,400	185
Sinotrans, Cl H	461,000	192
Vipshop Holdings ADR*	16,200	257

		2,903

Finland (0.8%)
Nokia	56,200	203
Nordea Bank Abp	22,300	275
TietoEVRY	3,600	83

		561

France (2.8%)
AXA	8,800	295
BNP Paribas	3,900	262
Bouygues	7,900	289
Ipsen	2,000	231
Metropole Television	7,600	108
Orange	17,300	206
Rubis SCA	7,800	197
Sanofi	1,800	180
TotalEnergies	4,900	318

		2,086

Germany (2.3%)
Allianz	1,100	294
Bayerische Motoren Werke	3,500	364
Daimler Truck Holding	6,600	236
DHL Group	5,300	254
Mercedes-Benz Group	4,500	304
Muenchener Rueckversicherungs	600	255

		1,707

LSV Global Value Fund
	Shares	Value (000)
Hong Kong (0.5%)
PAX Global Technology	129,000	$90
WH Group	412,681	244

		334

Hungary (0.3%)
MOL Hungarian Oil & Gas	26,400	216

India (0.6%)
GAIL India GDR	30,500	372
Tata Steel GDR	2,501	40

		412

Indonesia (0.2%)
United Tractors	120,100	174

Israel (0.2%)
Teva Pharmaceutical Industries*	14,100	169

Italy (1.3%)
A2A	179,700	356
Eni	21,200	338
Mediobanca Banca di Credito Finanziario	18,700	248

		942

Japan (6.0%)
DCM Holdings	15,900	148
Horiba	3,300	265
Isuzu Motors	21,800	297
ITOCHU	6,700	304
Kaga Electronics	6,600	306
Kandenko	28,500	293
Lintec	13,400	254
Nippon Telegraph & Telephone	95,000	119
Niterra	14,100	380
Nomura Holdings	58,600	316
Ono Pharmaceutical	6,600	119
ORIX	10,400	201
Ricoh	43,100	339
Ricoh Leasing	7,000	240
SKY Perfect JSAT Holdings	60,900	320
Sumitomo	15,400	354
Tsubakimoto Chain	5,000	145
Valor	4,800	82

		4,482

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Mexico (0.3%)
Coca-Cola Femsa	26,300	$250

Netherlands (1.7%)
Aegon	41,800	247
Koninklijke Ahold Delhaize	10,100	284
Shell	15,900	492
Signify	7,000	210

		1,233

Norway (0.3%)
DNB Bank	11,500	224

Poland (0.3%)
Asseco Poland	12,386	226

Puerto Rico (0.5%)
OFG Bancorp	9,200	338

Russia (–%)
Gazprom PJSC(A),(B)*	15,900	—
LUKOIL PJSC(A),(B)	1,600	—

		—

South Africa (0.4%)
Absa Group	21,000	183
Anglo American	5,100	122

		305

South Korea (1.1%)
Huons	1,870	48
Kginicis	5,400	49
KT*	8,800	233
LG Uplus	12,500	96
Samsung Electronics	4,000	217
SK Telecom	3,900	147

		790

Spain (0.4%)
Indra Sistemas	1,300	23
Mapfre	128,500	283

		306

Sweden (1.6%)
Bilia, Cl A	8,600	104
Inwido	19,500	238
SKF, Cl B	10,900	215
Swedbank	14,400	293

LSV Global Value Fund
	Shares	Value (000)
Sweden (continued)
Volvo, Cl B	15,200	$365

		1,215

Switzerland (2.3%)
Novartis	9,200	952
Roche Holding AG	900	256
Sandoz Group*	1,840	63
UBS Group	13,300	398

		1,669

Taiwan (2.7%)
ASE Technology Holding	113,000	489
Chipbond Technology	112,000	258
Compeq Manufacturing	149,000	330
Novatek Microelectronics	17,000	277
Powertech Technology	68,000	316
Topco Scientific	26,751	160
Tripod Technology	26,000	155

		1,985

Thailand (0.3%)
Krung Thai Bank	494,600	222

Turkey (0.6%)
Coca-Cola Icecek	23,100	408

United Kingdom (3.7%)
3i Group	12,600	394
Aviva	45,600	249
BAE Systems	20,500	305
Barclays	120,200	223
British American Tobacco	5,100	150
GSK	24,800	491
J Sainsbury	84,900	290
Lloyds Banking Group	610,200	327
Tesco	85,700	311

		2,740

TOTAL FOREIGN COMMON STOCK (Cost $27,222)		29,348

Foreign Preferred Stock (0.3%)
Brazil** (0.3%)
Petroleo Brasileiro	28,800	237

TOTAL FOREIGN PREFERRED STOCK (Cost $228)		237

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Global Value Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.2%)
South Street Securities 4.950%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $170 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $69, 0.375% - 4.500%, 04/30/2025 – 11/15/2033; total market value $173)	$170	$170

TOTAL REPURCHASE AGREEMENT (Cost $170)		170

Total Investments – 99.4% (Cost $67,615)		$73,522

Percentages are based on Net Assets of $73,974 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

Amounts designated as “ —“ are $0 or have been rounded to $0.

LSV-QH-006-2000